Shareholder Report, Holdings (Details) - C000162386 [Member]	Sep. 30, 2025
Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.62%
Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.97%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%